Long-Term Debt (Tables)	12 Months Ended
Sep. 30, 2013
Long-Term Debt.
Schedule of components of long-term debt

	2013	2012
Senior Credit Facilities:
Term loan B-2	$1,507,500	$1,507,500
Holdco Notes	550,000	—
Notes	650,000	650,000
Other	1,281	—

	2,708,781	2,157,500
Less: current portion	(376)	—
Less: unamortized discount on Holco Notes	(9,299)

Total	$2,699,106	$2,157,500

Schedule of redemption prices of Notes

Period	Redemption Price
2014	104.50%
2015	102.25%
2016 and thereafter	100.00%